PROPERTY AND EQUIPMENT, NET (TABLES)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment [Table Text Block]

        Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Computers and software	42,586	41,250
Furniture, fixtures and equipment	28,729	26,653
Vehicles	6,928	6,124
Leasehold improvements	51,271	45,331

	129,514	119,358
Less: accumulated depreciation and amortization	(67,001)	(78,526)

Property and equipment, net	62,513	40,832